OTHER RECEIVABLE	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLE
NOTE 8 - OTHER RECEIVABLE

As of December 31, 2020, other receivables is consist of rental deposit, property management fee deposit, prepaid trademark and system set up fees as follow:

	December 31, 2020	December 31, 2019
Rental deposit	230,620	-
Property management fee deposit	34,290	-
Prepaid trademark and system set up fee	3,318	-
Others	2,453	-
	270,681	-